Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of December 31
	2018	2017
	USD thousands

Balance in USD	4,410	3,322
Balance in other currencies	753	625
Total cash and cash equivalents	5,163	3,947